Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Employee compensation and benefits	$ 113,099	$ 35,630
Tax payable	220,796	192,518
Interest expense	100,376	15,637
Deferred production molds		23,465
Other Payables	139,912	107,964
Other current liability, net	$ 574,183	$ 375,213